Goodwill and other intangible assets (Details) (KRW) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Finite And Indefinite Lived Intangible Assets
Gross Carrying Amount	60,317	60,224
Accumulated Amortization	(34,247)	(30,208)
Accumulated Impairment	(17,307)	(17,307)
Net Carrying Amount	8,763	12,709
Aggregate amortization expense for intangible assets	4,039	5,980	6,479
In-process research and development technology
Finite And Indefinite Lived Intangible Assets
Gross Carrying Amount	8,503	8,503
Accumulated Impairment	(8,503)	(8,503)
Impairment loss recognized			8,503
In-process research and development technology | East Road
Finite And Indefinite Lived Intangible Assets
Impairment loss recognized			8,503
Capitalized software development cost
Finite And Indefinite Lived Intangible Assets
Gross Carrying Amount	29,558	29,558
Accumulated Amortization	(20,226)	(16,236)
Accumulated Impairment	(779)	(779)
Net Carrying Amount	8,553	12,543
Capitalized R&D costs, costs of software to be sold, leased, or marketed	0	548	2,303
Impairment loss recognized		779
Capitalized software development cost | Ragnarok Odyssey Ace
Finite And Indefinite Lived Intangible Assets
Impairment loss recognized		381
Capitalized software development cost | Ragnarok Online
Finite And Indefinite Lived Intangible Assets
Impairment loss recognized		154
Capitalized software development cost | Game Station
Finite And Indefinite Lived Intangible Assets
Impairment loss recognized	244
Product Technology
Finite And Indefinite Lived Intangible Assets
Gross Carrying Amount	18,599	18,536
Accumulated Amortization	(12,523)	(12,503)
Accumulated Impairment	(6,033)	(6,033)
Net Carrying Amount	43
Impairment loss recognized		1,424	2,225
Product Technology | Dragonica
Finite And Indefinite Lived Intangible Assets
Impairment loss recognized		1,424
Product Technology | Maestia
Finite And Indefinite Lived Intangible Assets
Impairment loss recognized		237
Product Technology | Requiem
Finite And Indefinite Lived Intangible Assets
Impairment loss recognized		382
Product Technology | Steal Fighter
Finite And Indefinite Lived Intangible Assets
Impairment loss recognized		344
Trademarks
Finite And Indefinite Lived Intangible Assets
Gross Carrying Amount	579	549
Accumulated Amortization	(409)	(380)
Accumulated Impairment	(3)	(3)
Net Carrying Amount	167	166
Impairment loss recognized		3
Other Finite Lived Intangible Assets
Finite And Indefinite Lived Intangible Assets
Gross Carrying Amount	3,078	3,078
Accumulated Amortization	(1,089)	(1,089)
Accumulated Impairment	(1,989)	(1,989)
Impairment loss recognized		963	227